Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

April 29, 2015

Via EDGAR and Overnight Delivery

Michelle Roberts, Senior Counsel

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Ameritas Life Insurance Corp.
Ameritas Variable Separate Account VA-2, 1940 Act Registration No. 811-05192
Overture Medley®, 1933 Act Registration No. 333-182090
Post-Effective Amendment No. 7 on Form N-4

Dear Ms. Roberts:

We are submitting, pursuant to Rule 485(b), a Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Variable Separate Account VA-2 ("Registrant" and "Separate Account"). The primary purposes of this Amendment are to provide audited financial statements of the Registrant and Depositor for the year ending December 31, 2014, and other updated information as of year-end 2014. The proposed effective date for this filing is May 1, 2015.

Changes affecting the disclosure are as follows:

1. Page 1. The Portfolio Options table and the accompanying disclosures were re-inserted in response to staff comments.

2. Page 3. Changes in the TABLE OF CONTENTS pagination are shown without redline, to improve reading clarity.

3. Pages 8-12. The PORTFOLIO COMPANY OPERATING EXPENSES section has been revised to reflect the operating expenses and fees for the portfolios that serve as variable investment options as of year-end 2014.

4. Pages 13-14. The EXAMPLES OF EXPENSES section has been revised to reflect the updated numbers for minimum fees and expenses after any waivers or reductions.

5. Pages 18-21. The SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS chart has been revised to reflect the current fund and portfolio names, investment advisers, subadvisers, and portfolio type/summary of investment objective for the portfolios that serve as variable investment options.

6. Page 28. "Ameritas Investment Corp." was added to define the short cite "AIC".

7. Pages 51-60. The APPENDIX A: ACCUMULATION UNIT VALUES chart has been revised to reflect subaccount changes and the updated accumulation unit values for year-end 2014.

8. SAI Pages 1 and 2. The SERVICES section has been updated to include the auditor's name and address.

9. Minor corrections of punctuation and text were made on Pages 1 and 5.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure